Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2018	Oct. 31, 2017
Current
Cash	$ 206,832	$ 9,189
Development costs receivable	81,841	415,857
Prepaid expenses and other assets	16,731	50,313
Total current assets	305,404	475,359
Property and equipment	9,228	9,822
Patents	396,105	431,462
Total assets	710,737	916,643
Current
Trade payables and other liabilities	1,007,220	1,361,998
Convertible debentures	2,476,571	2,489,017
Derivative liabilities	650,116	489,734
Total liabilities	4,133,907	4,340,749
Shareholders' Deficiency
Share capital	82,282,903	80,198,194
Contributed surplus	27,630,909	27,360,676
Equity component of convertible debentures	70,283	62,050
Accumulated deficit	(113,407,265)	(111,045,026)
Total shareholders' deficiency	(3,423,170)	(3,424,106)
Total liabilities and shareholders' deficiency	$ 710,737	$ 916,643